Income Taxes (Narrative) (Details) ₪ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Jan. 04, 2016	Jan. 31, 2018	Dec. 22, 2016	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate				23.00%	23.00%	23.00%
Income tax loss carryforwards								$ 470
Federal corporate tax rate				21.00%
Withholding tax applicable on interest payments				17.50%
Withholding tax applicable on dividend payments				12.50%
Tax rate reduced			25% to 23%
Net operating losses for tax purposes				$ 89
Tax effect of taxable temporary differences from undistributed profits not recorded				$ 5	$ 32
Minimum [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
State tax rate				4.00%
Maximum [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
State tax rate				11.50%
Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced		The first step will be to a rate of 24% as from January 2017 and the second step will be to a rate of 23% as from January 2018.
Hadera Income Tax Rate Member
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced	1.5% to a rate
Israel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax loss carryforwards							₪ 650	179
Withholding Applicable Tax Rate				5.00%
Singapore [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate				17.00%
Tax laws				Under Singapore tax laws, any gains derived by a divesting company from its disposal of ordinary shares in an investee company between June 1, 2012 and December 31, 2027 are generally not taxable if, immediately prior to the date of such disposal, the divesting company has held at least 20% of the ordinary shares in the investee company for a continuous period of at least 24 months.
Singapore [Member] | Opc Member
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset in respect of tax losses							₪ 150	$ 41